UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-02183

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BABSON CAPITAL CORPORATE INVESTORS
(Exact name of registrant as specified in charter)
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1500 Main Street
P.O. Box 15189
Springfield, MA 01115-5189
(Address of principal executive offices) (Zip code)

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Christopher A. DeFrancis, Vice President, Secretary and Chief Legal Officer
1500 Main Street, Suite 2800, Springfield, MA 01115-5189
(name and address of agent for service)
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Registrant's telephone number, including area code:
413-226-1000

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2013 - June 30, 2014

Item 1.  Proxy Voting Record.

INTREPID POTASH, INC.

Ticker: IPI	Security ID: 46121Y102
Meeting Date: May 28, 2014	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Election of Director: Robert P. Jornayvaz III	For	For	Management
1.2	Election of Director: Hugh E. Harvey, Jr.	For	For	Management
2.	Ratify Appointment of Independent Registered Public Accounting Firm	For	For	Management
3.	Approval of Executive Compensation	For	For	Management

NORTEK, INC.

Ticker: NTK	Security ID: 656559309
Meeting Date: May 1, 2014	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors
	i. Jeffrey C. Bloomberg	For	For	Management
	ii. James B. Hirshorn	For	For	Management
	iii. Chris A. McWilton	For	For	Management
2.	Approval of Executive Compensation	For	For	Management
3.	Ratify Appointment of Independent Registered Public Accounting Firm	For	For	Management

RUE21, INC.

Ticker: RUE	Security ID: 781295100
Meeting Date: September 19, 2013	Meeting Type: Special

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Adopt Agreement and Plan of Merger	For	For	Management
2.	Vote to Adjourn Special Meeting, if Necessary, if Insufficient Votes to Adopt Merger	For	For	Management
3.	Approval of Executive Compensation	For	For	Management

SUPREME INDUSTRIES, INC.

Ticker: STS	Security ID: 868607102
Meeting Date: May 7, 2014	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1A.	Election of Director: Edward L. Flynn	For	For	Management
1B.	Election of Director: Mark C. Neilson	For	For	Management
1C.	Election of Director: Mark D. Weber	For	For	Management
2.	Approval of Amendment to Certificate of Incorporation to Increase Class A Common Stock	For	For	Management
3.	Ratify Appointment of Independent Registered Public Accounting Firm	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Babson Capital Corporate Investors

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	August 29, 2014